UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Nelson Capital Management, a division of Wells Fargo Private
Investment Advisors, LLC
Address:  550 California Street, 6th Floorr
	  San Francisco, CA 94104


13F File Number:  028-10450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Doretta L. Dunegan
Title:   Chief Compliance Officer
Phone:   415/222-6637

Signature, Place, and Date of Signing:

   /s/	Doretta L. Dunegan	San Francisco, CA	April 23, 2008

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X  ]      13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company